UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating Activities:
Net loss	$ (83,892)	$ (49,375)	$ (97,023)	$ (9,334)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,032	192	381	209
Amortization of intangible asset	475	31	50	0
Amortization of deferred gain on note payable to collaboration partner			0	(544)
Amortization of debt discount	475	350	498	937
Accretion and amortization of interest income	17	(113)	(106)	(1,445)
Stock-based compensation expense	1,965	1,363	9,026	1,281
(Loss) gain on extinguishment of debt	0	999	998	(20,310)
Loss on issuance of convertible preferred stock	2,053	0	16,819	0
Change in estimated fair value of warrant liabilities	7,302	48	795	(1)
Changes in operating assets and liabilities:
Accounts receivable	(65)	963	751	862
Prepaid expenses and other assets	(1,296)	749	109	(557)
Accounts payable	(2,227)	(473)	1,730	1,093
Accrued expenses and other current and long-term liabilities	4,849	2,970	3,953	2,197
Deferred revenues	113	(6,124)	(5,875)	(10,984)
Net cash used in operating activities	(69,199)	(48,420)	(67,894)	(36,596)
Investing Activities:
Proceeds from maturities of short-term investments	15,025	74,050	79,600	154,850
Purchases of short-term investments	(8,014)	(6,490)	(16,025)	(195,132)
Milestone based license fee payment	0	(750)	(750)	0
Purchases of property and equipment	(2,375)	(3,360)	(3,900)	(281)
Net cash provided by (used in) investing activities	4,636	63,450	58,925	(40,563)
Financing Activities:
Proceeds from issuance of convertible preferred stock, net	19,918	0	111,054	50
Repurchase of common and convertible preferred stock, net of issuance costs			(31,980)	0
Proceeds from issuance of debt	0	31,000	31,000	12,510
Principal payments on debt	0	(17,280)	(17,280)	0
Deferred financing fees and related debt issuance costs	0	(1,500)	(1,500)	0
Payment of deferred offering costs	(4,620)	0
Proceeds from exercise of stock options	803	302	409	96
Net cash provided by financing activities	16,101	12,522	91,703	12,656
Net increase (decrease) in cash, cash equivalents and restricted cash	(48,462)	27,552	82,734	64,503
Cash, cash equivalents and restricted cash—beginning of period	112,061	29,326	29,326	93,829
Cash, cash equivalents and restricted cash—end of period	63,599	56,879	112,061	29,326
Supplemental disclosure of cash flow information:
Cash paid for interest	2,730	1,119	2,039	260
Supplemental disclosure of non-cash investing and financing information:
Deferred offering costs	2,296	0
Recognition of warrant liabilities		1,860	1,860	27
Fair value of embedded debt derivative	675	675	675	0
Equity issuance costs in accounts payable and accrued expenses			42	0
Property and equipment in accounts payable and accrued expenses	491	$ 0	$ 38	$ 48
Payment of milestone license in intangibles and accrued expenses	$ 1,000